Contingencies and Certain Commitments (Commitments and Contingent Consideration for Acquisitions) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Long-term purchase commitment, amount		$ 2,500
Repatriation tax liability		15,000
Payment for repatriation tax	$ 750
Fair value of contingent consideration		711	$ 988
Contingent consideration liability, current		160	280
Contingent consideration liability, noncurrent		$ 551	$ 708
Besponsa [Member]
Loss Contingencies [Line Items]
Research and development arrangement, aggregate payment obligation, term		7 years
Research arrangement, fixed payment obligation		$ 412
Bosulif [Member]
Loss Contingencies [Line Items]
Research and development arrangement, aggregate payment obligation, term		8 years
Research arrangement, fixed payment obligation		$ 217
Income Taxes Payable [Member]
Loss Contingencies [Line Items]
Repatriation tax liability		$ 600